FINANCE COSTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowing costs [abstract]
Interest expense	$ 95.9	$ 79.0
Accretion expense - gold prepayment	15.9	10.8
Repurchase option fee	32.7	23.7
Credit Facility fees	6.2	4.1
Accretion expense - asset retirement obligations	5.7	5.0
Other finance costs	12.9	11.9
Finance Costs Before Borrowing Costs Attributable to Qualifying Assets	169.3	134.5
Borrowing costs attributable to qualifying assets	(98.5)	(113.5)
Finance costs	70.8	21.0
Interest paid	$ 91.6	$ 68.3